INVESTMENTS - Warrants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Warrants held, Cost	$ 174,500
Warrant or Right Held, At Fair Value	$ 188,500	$ 26,868
Warrants Exercise Price Per Share	$ 0.07
Exploits Discovery Corp.
INVESTMENTS
Warrants held, Quantity		6,666,667
Warrant or Right Held, At Fair Value		$ 10,331
Labrador Gold Corp.
INVESTMENTS
Warrants held, Quantity		6,277,778
Warrant or Right Held, At Fair Value		$ 16,537
Maritime Resources Corp
INVESTMENTS
Warrants held, Quantity	15,324,571
Warrants held, Cost	$ 174,500
Warrant or Right Held, At Fair Value	$ 188,500